UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21582
Madison/Claymore Covered Call & Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  630-505-3700

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1.    Schedule of Investments.
        Attached hereto.

MCN Madison/Claymore Covered Call & Equity Strategy Fund
Portfolio of Investments
March 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 91.0%
	Common Stocks - 86.4%
	Consumer Discretionary - 11.4%
20,000	American Eagle Outfitters, Inc. (b)	$ 343,800
20,000	Bed Bath & Beyond, Inc.(a)(b)	1,315,400
200,000	Best Buy Co., Inc.(b)	4,736,000
80,000	Kohl's Corp.(b)	4,002,400
160,000	Staples, Inc.(b)	2,588,800
130,000	Target Corp.(b)	7,575,100
		20,561,500

	Energy - 9.3%
60,000	Apache Corp. (b)	6,026,400
100,000	Canadian Natural Resources, Ltd. (Canada)(b)	3,318,000
120,000	Petroleo Brasileiro SA, ADR (Brazil)(b)	3,187,200
60,000	Schlumberger, Ltd. (Curacao)(b)	4,195,800
		16,727,400

	Financials - 18.6%
30,000	Affiliated Managers Group, Inc.(a)(b)	3,354,300
474,500	Bank of America Corp.(b)	4,540,965
50,000	Goldman Sachs Group, Inc.(b)	6,218,500
240,000	Morgan Stanley(b)	4,713,600
140,000	State Street Corp.(b)	6,370,000
40,000	T Rowe Price Group, Inc.(b)	2,612,000
162,000	Wells Fargo & Co.(b)	5,530,680
		33,340,045

	Health Care - 18.9%
160,000	Community Health Systems, Inc.(a)(b)	3,558,400
140,000	Gilead Sciences, Inc.(a)(b)	6,839,000
200,000	Mylan, Inc.(a)(b)	4,690,000
100,000	St. Jude Medical, Inc. (b)	4,431,000
65,000	Stryker Corp.(b)	3,606,200
130,000	Teva Pharmaceutical Industries, Ltd., ADR (Israel)(b)	5,857,800
75,700	Zimmer Holdings, Inc.(b)	4,865,996
		33,848,396

	Industrials - 1.5%
40,000	Norfolk Southern Corp.	2,633,200

	Materials - 2.1%
100,000	Freeport-McMoRan Copper & Gold, Inc.(b)	3,804,000

	Information Technology - 24.6%
90,000	Adobe Systems, Inc.(a)(b)	3,087,900
50,000	Altera Corp.	1,991,000
5,500	Apple, Inc.(b)	3,297,085
160,000	Applied Materials, Inc.(b)	1,990,400
297,500	Cisco Systems, Inc.(b)	6,292,125
570,000	Flextronics International, Ltd. (Singapore)(a)(b)	4,121,100
160,000	FLIR Systems, Inc.(b)	4,049,600
10,000	Google, Inc., Class A(a)(b)	6,412,400
220,000	Hewlett-Packard Co.(b)	5,242,600
70,000	Microsoft Corp.(b)	2,257,500
190,000	Symantec Corp.(a)(b)	3,553,000
124,000	Yahoo!, Inc.(a)(b)	1,887,280
		44,181,990

	Total Common Stocks - 86.4%
	(Cost $166,093,105)	155,096,531

	Exchange Traded Funds - 4.6%
100	PowerShares QQQ Trust Series 1(b)	6,755
20,000	SPDR S&P 500 ETF Trust(b)	2,814,400
30,000	SPDR S&P MidCap 400 ETF Trust(b)	5,420,100
	(Cost $8,160,729)	8,241,255

	Total Long-Term Investments - 91.0%
	(Cost $174,253,834)	163,337,786

	Short-Term Investments - 22.3%
	Money Market Fund - 15.1%
27,006,248	Invesco Liquid Assets Money Market Fund	27,006,248
	(Cost $27,006,248)

Principal
Amount	Description	Value
	U.S. Government - 7.2%
$ 3,250,000	U.S. Treasury Bill, 0.09%, 06/21/2012 (b)	3,249,346
750,000	U.S. Treasury Bill, 0.08% 08/23/2012 (b)	749,775
2,000,000	U.S. Treasury Bill, 0.12%, 08/30/2012 (b)	1,998,978
5,750,000	U.S. Treasury Bill, 0.14%, 09/20/2012 (b)	5,746,838
1,200,000	U.S. Treasury Note, 1.50%, 07/15/2012 (b)	1,204,922
	(Cost $12,949,861)	12,949,859

	Total Short-Term Investments - 22.3%
	(Cost $39,956,109)	39,956,107

	Total Investments - 113.3%
	(Cost $214,209,943)	203,293,893
	Liabilities in Excess of Other Assets - (8.0%)	(14,257,118)
	Total Value of Options Written - (5.3%) (Premiums received $7,908,730)	(9,571,660)
	Net Assets - 100.0%	$ 179,465,115

ADR - American Depositary Receipt
SA - Corporation
S&P - Standard & Poor's

(a) Non-income producing security.
(b) All or a portion of this security is segregated as collateral for written options. As of March 31, 2012, the total amount segregated was $182,861,719.

See previously submitted notes to financial statements for the period ended December 31, 2011.

Contracts (100 shares per contract)	Call Options Written	Expiration Month	Exercise Price	Value
100	Adobe Systems, Inc.	July 2012	$30.00	$ (50,000)
300	Adobe Systems, Inc.	July 2012	32.00	(105,000)
290	Adobe Systems, Inc.	July 2012	33.00	(81,925)
210	Adobe Systems, Inc.	April 2012	28.00	(133,350)
300	Affiliated Managers Group, Inc.	June 2012	105.00	(279,000)
200	American Eagle Outfitters, Inc.	May 2012	15.00	(47,000)
350	Apache Corp.	July 2012	105.00	(140,000)
150	Apache Corp.	July 2012	95.00	(138,750)
55	Apple, Inc.	August 2012	625.00	(209,688)
400	Applied Materials, Inc.	April 2012	12.00	(22,000)
800	Applied Materials, Inc.	July 2012	13.00	(31,200)
200	Applied Materials, Inc.	October 2012	13.00	(13,000)
800	Bank of America Corp.	August 2012	9.00	(104,400)
800	Bank of America Corp.	November 2012	10.00	(83,600)
928	Bank of America Corp.	April 2012	6.00	(331,760)
1,500	Bank of America Corp.	August 2012	8.00	(297,000)
200	Bed Bath & Beyond, Inc.	August 2012	62.50	(125,000)
500	Best Buy Co., Inc.	September 2012	28.00	(31,500)
200	Best Buy Co., Inc.	September 2012	27.00	(17,100)
500	Best Buy Co., Inc.	June 2012	25.00	(41,250)
250	Canadian Natural Resources, Ltd.	September 2012	39.00	(26,250)
500	Canadian Natural Resources, Ltd.	June 2012	41.00	(7,500)
500	Cisco Systems, Inc.	October 2012	21.00	(75,000)
1,000	Cisco Systems, Inc.	July 2012	20.00	(169,500)
975	Cisco Systems, Inc.	April 2012	17.00	(404,625)
300	Community Health Systems, Inc.	September 2012	24.00	(61,500)
300	Community Health Systems, Inc.	September 2012	21.00	(106,500)
600	Community Health Systems, Inc.	June 2012	20.00	(189,000)
500	Flextronics International, Ltd.	April 2012	7.00	(16,000)
1,000	Flextronics International, Ltd.	July 2012	6.00	(136,000)
2,000	Flextronics International, Ltd.	January 2013	7.50	(142,000)
200	FLIR Systems, Inc.	October 2012	27.00	(20,000)
750	FLIR Systems, Inc.	April 2012	27.00	(3,750)
246	Freeport-McMoRan Copper & Gold, Inc.	August 2012	46.00	(18,573)
454	Freeport-McMoRan Copper & Gold, Inc.	May 2012	41.00	(36,774)
500	Gilead Sciences, Inc.	August 2012	49.00	(200,000)
270	Gilead Sciences, Inc.	August 2012	43.00	(209,925)
400	Gilead Sciences, Inc.	May 2012	40.00	(369,000)
130	Goldman Sachs Group, Inc.	April 2012	115.00	(133,900)
11	Goldman Sachs Group, Inc.	July 2012	120.00	(11,660)
75	Google, Inc.	June 2012	665.00	(155,250)
25	Google, Inc.	September 2012	625.00	(137,875)
400	Hewlett-Packard Co.	August 2012	29.00	(7,400)
1,000	Hewlett-Packard Co.	May 2012	29.00	(2,000)
400	Kohl's Corp.	October 2012	50.00	(140,000)
200	Kohl's Corp.	July 2012	55.00	(14,000)
200	Kohl's Corp.	July 2012	52.50	(29,000)
250	Microsoft Corp.	April 2012	29.00	(82,500)
400	Microsoft Corp.	July 2012	32.00	(57,800)
1,000	Morgan Stanley	July 2012	19.00	(209,000)
700	Morgan Stanley	May 2012	21.00	(43,400)
400	Mylan, Inc	July 2012	24.00	(40,200)
400	Mylan, Inc.	July 2012	23.00	(61,600)
300	Mylan, Inc.	April 2012	22.00	(46,800)
300	Petroleo Brasileiro SA	April 2012	26.00	(31,350)
200	Petroleo Brasileiro SA	July 2012	33.00	(2,700)
400	Petroleo Brasileiro SA	July 2012	30.00	(19,600)
300	Petroleo Brasileiro SA	October 2012	31.00	(22,200)
1	PowerShares QQQ Trust Series 1	April 2012	56.00	(1,162)
450	Schlumberger, Ltd.	May 2012	75.00	(44,325)
200	SPDR S&P 500 ETF Trust	June 2012	141.00	(74,500)
50	SPDR S&P MidCap 400 ETF Trust	June 2012	162.00	(101,750)
250	SPDR S&P MidCap 400 ETF Trust	June 2012	181.00	(150,000)
300	St. Jude Medical, Inc.	July 2012	37.50	(223,500)
150	St. Jude Medical, Inc.	April 2012	40.00	(67,500)
300	St. Jude Medical, Inc.	July 2012	45.00	(64,500)
250	St. Jude Medical, Inc.	July 2012	40.00	(135,000)
800	Staples, Inc.	June 2012	15.00	(124,000)
400	Staples, Inc.	September 2012	17.00	(31,000)
300	State Street Corp.	August 2012	44.00	(114,000)
300	State Street Corp.	May 2012	41.00	(152,250)
200	Stryker Corp.	September 2012	55.00	(68,000)
500	Symantec Corp.	July 2012	17.00	(107,500)
800	Symantec Corp.	January 2013	20.00	(98,000)
200	T Rowe Price Group, Inc.	April 2012	60.00	(108,000)
200	T Rowe Price Group, Inc.	May 2012	65.00	(50,000)
800	Target Corp.	July 2012	52.50	(508,000)
300	Teva Pharmaceutical Industries, Ltd.	June 2012	45.00	(51,600)
500	Wells Fargo & Co.	July 2012	31.00	(192,500)
600	Wells Fargo & Co.	July 2012	29.00	(330,000)
20	Wells Fargo & Co.	April 2012	27.00	(14,300)
600	Yahoo!, Inc.	July 2012	17.00	(25,200)
300	Yahoo!, Inc.	July 2012	16.00	(21,900)
437	Zimmer Holdings, Inc.	September 2012	60.00	(279,680)
200	Zimmer Holdings, Inc.	June 2012	55.00	(193,000)
	Total Value of Call Options Written			(9,053,822)
	(Premiums received $7,143,711)

	Put Options Written
55	Apple, Inc.	August 2012	575.00	(204,738)
200	Bed Bath & Beyond, Inc.	August 2012	57.50	(32,100)
200	Best Buy Co., Inc.	September 2012	23.00	(40,600)
500	Best Buy Co., Inc.	June 2012	21.00	(27,500)
15	Google, Inc.	June 2012	595.00	(19,725)
250	Microsoft Corp.	April 2012	29.00	(1,125)
400	Microsoft Corp.	July 2012	31.00	(38,400)
600	Morgan Stanley	July 2012	18.00	(65,100)
300	Mylan, Inc.	April 2012	23.00	(8,550)
200	Stryker Corp.	September 2012	50.00	(30,000)
400	Symantec Corp.	January 2013	17.50	(50,000)
	Total Value of Put Options Written			(517,838)
	(Premiums received $765,019)

	Total Value of Options Written
	(Premiums received $7,908,730)			$(9,571,660)

Country Allocation*
United States	89.8%
Israel	2.9%
Curacao	2.1%
Singapore	2.0%
Canada	1.6%
Brazil	1.6%
* Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

At March 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$214,240,035	$7,529,221	$(18,705,363)	$(11,176,142)

Readily marketable portfolio securities listed on an exchange or traded in the over-the-counter market are generally valued at their last reported sale price. If no sales are reported, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in accordance with procedures established in good faith by management and approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price at the close of the exchange representing the principal market for such securities. Debt securities are valued using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Exchange-traded options are valued at the mean of the best bid and best asked prices across all option exchanges. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

For those securities whose bid or asked prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above. The Fund did not have any Level 3 securities during the period ended March 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU”), modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$155,097	$-	$-	$155,097
Exchange Traded Fund	8,241	-	-	8,241
Money Market Fund	27,006	-	-	27,006
U.S. Government	-	12,950	-	12,950
Total	$190,344	$12,950	$-	$203,294

Liabilities:
Written Options	$9,572	$-	$-	$9,572
Total	$9,572	$-	$-	$9,572

There were no transfers between levels.

Item 2.     Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act Of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call & Equity Strategy Fund

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	May 22, 2012

By:	/s/ John Sullivan
  John Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 22, 2012